Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Percentage of receivables		10.00%	10.00%
Bad debt expense		$ 380
Impairment charge			704
Participation in research and development expenses		$ 3,178	4,695	3,664
Operating lease term period		5 years
Recognized its right-of-use	$ 2,117
Rate for severance pay from salary		8.33%
Expense contributions		$ 266	328	299
Tax position percentage		50.00%
Government Grants [Member]
Significant Accounting Policies [Line Items]
Participation in research and development expenses		$ 92	$ 275	$ 1,266
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		5 years